PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
Property and Equipment, Net
PROPERTY AND EQUIPMENT, NET

9. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB

Buildings	128,050	128,282
Capital lease of property	12,000	—
Motor vehicles	4,783	4,464
Office and computer equipment	67,555	63,685
Leasehold improvements	80,339	83,251
Sub-total	292,727	279,682
Less: accumulated depreciation	(126,794)	(122,219)
Total	165,933	157,463

For the years ended December 31, 2017, 2018 and 2019, depreciation expenses were RMB 17,103, RMB 19,973 and RMB 18,481, respectively, which were recorded in cost of revenues, selling and marketing expenses, general and administrative expenses and research and development expenses.

The capital leases of properties of Shenyang K-12 School was RMB 12,000,  which commenced from December 30, 2010. As at December 31, 2018, the accumulated depreciation of Shenyang K-12 School’s capital lease of properties were RMB 4,950. For the years ended December 31, 2017 and 2018, depreciation expenses were RMB 600 and RMB 600 respectively and recorded in cost of revenues. The capital leases was reclassified to finance lease right-of-use asset since the Group adopted ASC 842 Lease from January 1, 2019.

As of December 31, 2019, the Group has not obtained the building ownership certificates for certain buildings with a total net carrying value of approximately RMB 31,764.